Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders' Equity

5.         Stockholders’ Equity

2011 Equity Incentive Plan

The Company’s 2011 Equity Incentive Plan (the “Plan”) is designed and utilized to enable the Company to offer its employees, officers, directors, consultants and others whose past, present and/or potential contributions to the Company have been, are or will be important to the success of the Company, an opportunity to acquire a proprietary interest in the Company. A total of 2,500,000 shares of common stock are eligible for issuance under the Plan. The Plan provides for the grant of any or all of the following types of awards: stock options, restricted stock, deferred stock, stock appreciation rights and other stock-based awards. The Plan is administered by the Board, or, at the Board's discretion, a committee of the Board. On October 17, 2011, the Company issued to the board 250,000 options.   33.33% vest immediately, 33.34% vest on the first anniversary of the grant and the 33.34% vest on the second anniversary of the grant.  On October 21, 2011 the Company issued to employees (non-management) 17,125 stock options and 17,125 restricted stock grants. The employee stock options and restricted stock grants vest 50% on the first anniversary of the grant and 50% vest on the second anniversary of the grant.

Management Warrants

As of the Acquisition Date, the Company issued to management warrants to purchase 463,750 shares of common stock. The warrants are exercisable in whole or in part, at an exercise price of $5.00 per share (“Exercise Price”).  The warrants consist of (1) immediately exercisable warrants to purchase 363,750 shares of common stock, beginning on the date of issuance and ending of the tenth anniversary of the Closing Date and (2) 100,000 shares issuable upon exercise of warrants subject to 2-year, even vesting from the Acquisition Date and ending of the tenth anniversary of the Acquisition Date.  Upon the expiration of the Warrant exercise period, the Warrants will expire and become void and worthless.

Licensee Warrants

As part of the terms and conditions of a certain license agreement effective October 1, 2011, we issued Warrants to purchase 75,000 shares of common stock to a licensee.  The Warrants are exercisable in whole or in part, at an exercise price of $5.50 per share (“Exercise Price”).  The Warrants may be exercised at any time upon the election of the holder, beginning on January 23, 2012, the date of issuance, and ending of the fifth anniversary of the date of issuance.   Upon the expiration of the Warrant exercise period, the Warrants will expire and become void and worthless.

Stock Options

The Black-Scholes option valuation model was developed for use in estimating the fair value of traded options which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility. The Company's employee stock options have characteristics significantly different from those of traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate.

The fair value for these options and warrants for all years was estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions:

Expected Volatility	35-42%
Expected Dividend Yield	0%
Expected Life (Term)	3 – 5.75 years
Risk-Free Interest Rate	0.42% - 0.98%

The options that the Company granted under its plans expire at various times, either five, seven or ten years from the date of grant, depending on the particular grant.

Options

		Weighted-Average
	Options	Exercise Price

Outstanding at December 31, 2011	267,701	$6.56
Granted	-	-
Canceled	-	-
Exercised	-	-
Expired/Forfeited	(500)	5.00
Outstanding at March 31, 2012	267,201	$6.56
Exercisable at March 31, 2012	83,076	$10.02

Compensation expense related to stock option grants for the Current Quarter was $10,000.  There was no compensation expense prior to the Successor period. An additional amount of $45,000 is expected to be expensed evenly over a period of 19-months.

Warrants

		Weighted-Average
	Warrants	Exercise Price

Outstanding at December 31, 2011	1,219,543	$1.95
Granted	75,000	5.50
Canceled	-	-
Exercised	-	-
Expired/Forfeited	-	-
Outstanding at March 31, 2012	1,294,543	$2.16
Exercisable at March 31, 2012	1,194,543	$1.92

The Company values warrants issued to non-employees at the commitment date at the fair market value of the instruments issued, a measure which is more readily available than the fair market value of services rendered, using the Black-Scholes model. The fair market value of the instruments issued is expensed over the vesting period with the exception of warrants issued to the Company’s licensee, whereby these warrants reduce license revenue recognized by the Company related to such licensee over the initial 5-year term of the licensee agreement. The stock based compensation recorded for the Current Quarter is $11,000. An additional amount of $73,000 is expected to be expensed evenly over a period of 19 months. In addition, licensing revenues were reduced by $1,000 relating to the license warrants for the Current Quarter. An additional amount of $21,000 is expected to off-set license revenues evenly over a period of 54-months. There was no compensation expense or reduction of licensed revenues prior to the Successor period.

Restricted Stock

Compensation cost for restricted stock is measured as the excess, if any, of the market price of the Company’s stock at the date the common stock is issued over the amount the employee must pay to acquire the stock (which is generally zero). The compensation cost, net of projected forfeitures, is recognized over the period between the issue date and the date any restrictions lapse, with compensation cost for grants with a graded vesting schedule recognized on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards. The restrictions do not affect voting and dividend rights.

Restricted
Shares

Outstanding at December 31, 2011	17,125
Granted	-
Canceled	-
Vested	-
Expired/Forfeited	(500)
Outstanding at March 31, 2012	16,625

Compensation expense related to restricted stock grants for the Current Quarter is $7,000. There was no compensation expense prior to the Successor period. An additional amount of $44,000 is expected to be expensed evenly over a period of 19-months.

Shares Available Under the Company’s 2011 Equity Incentive Plan

At March 31, 2012, there were 2,216,750 common shares available for issuance under the Company’s 2011 Equity Incentive Plan.

Shares Reserved for Issuance

At March 31, 2012, there were 3,778,494 common shares reserved for issuance pursuant to warrants, stock options and availability for issuance under the Company’s 2011 Equity Incentive Plan. See Note 7 Subsequent Events.

Dividends

The Company has not paid any dividends to date.

6.  Stockholders’ Equity

The Merger

On September 29, 2011, NetFabrics entered into an Agreement of Merger and Plan of Reorganization (the “Merger Agreement”) pursuant to which a subsidiary of NetFabrics was merged with and into XCel, with XCel surviving as a wholly-owned subsidiary of the Company (the “Merger”). Pursuant to the Merger, the Company exchanged all of its outstanding common stock for shares of NetFabrics and issued an aggregate 944,668 shares of Common Stock for each share of the common stock outstanding at the effective time of the Merger.

Also in connection with the Merger and related transactions, as more fully described herein, the Company issued (i) 2,759,000 shares of Common Stock to IM Ready, and 944,688 shares of Common Stock to Earthbound, both in satisfaction of Old XCel’s obligations under an asset purchase agreement with IM Ready and (ii) 47,132 shares of Common Stock to Mr. Stephen J. Cole-Hatchard or his designees, a then-current director of the Company for his continued service as a director of the Company until new directors were appointed to the board of directors of the Company, which appointments were effective on October 17, 2011 and at which point Mr. Cole-Hatchard resigned from the Company’s board of directors.

On September 28, 2011, NetFabrics filed an amendment to its certificate of incorporation and affected a 1 for 520.5479607 reverse stock split such that holders of its Common Stock prior to the Merger held a total of 186,811 shares of Common Stock and options and warrants to purchase 1,064 shares of Common Stock immediately prior to the Merger.  After giving effect to the Merger, the Offering, the Loan and the transactions related thereto (all as defined and described herein), there were 5,743,319 shares of common stock issued and outstanding as of the Closing Date.  All numbers of shares of Common Stock referenced herein are on a post-split basis.

Additionally, 20,000 of the shares of Common Stock held by Beaufort Ventures, PLC, a principal stockholder of the Company prior to the Merger, are being held in escrow until such time as final determination is made by the Internal Revenue Service of certain Company tax liabilities.  As additional consideration for the Merger, Old XCel paid $125,000 at the Closing to the then-current counsel of NetFabrics in order to extinguish certain remaining liabilities of the Company immediately preceding the Merger.

Private Placement

Simultaneously with the closing of the Merger, and pursuant to a Subscription Agreement (the “Subscription Agreement”) between the Company and certain accredited investors (the “Investors”) named in the Subscription Agreement, we completed an offering (the “Offering”), raising proceeds of $4,305,000, through the sale of 8.61 units (each, a “Unit,” and collectively, the “Units”), each Unit consisting of One Hundred Thousand (100,000) shares of Common Stock and a Warrant to purchase Fifty Thousand (50,000) shares of Common Stock, at an exercise price of $0.01 per share (the “Warrants” and together with the Common Stock the “Securities”) at a price of $500,000 per Unit.  Certain executive officers and their affiliates purchased 4.25 Units in the Offering on the same terms and conditions as other Investors (the “Insider Participation”).

The Warrants may be exercised at any time upon the election of the holder, beginning on the date of issuance and ending on September 29, 2016. If, one (1) year from the date of issuance there is no effective registration statement registering the shares of Common Stock underlying the Warrants, the Warrants will be exercisable on a cashless basis. The exercise price and number of shares of Common Stock to be received upon the exercise of Warrants are subject to adjustment upon the occurrence of certain events, such as stock splits, stock dividends or our recapitalization.  In the event of our liquidation, dissolution or winding up, the holders of Warrants will not be entitled to participate in the distribution of our assets.  Holders of Warrants do not have voting, pre-emptive, subscription or other rights of stockholders in respect of the Warrants, nor shall holders thereof be entitled to receive dividends.

In connection with the Offering, we issued to the placement agent, for placement agent services and as nominal consideration, five-year warrants (the “Agent Warrants”) to purchase 9,800 shares of Common Stock, exercisable at any time at a price equal to $5.50 per share, valued at approximately $3,000.

Registration Requirements

We have agreed to register the shares of the Common Stock and 100% of the Warrant Shares issued in connection with the Offering, on a registration statement to be filed with the Commission (the “Registration Statement”) within sixty (60) days after the final closing of the Offering (the “Filing Date”) and keep the Registration Statement effective until the earlier of (i) September 29, 2012 or (ii) until all Registrable Securities covered by such Registration Statement have been sold, or may be sold without volume or manner-of-sale restrictions pursuant to Rule 144, without the requirement for the Company to be in compliance with the current public information requirement under Rule 144.

The Agent Warrants have registration rights similar to the registration rights afforded to the Investors.

The Company agreed to include up to 1,200,000 of the shares of Common Stock issuable to IM Ready on the Closing Date in the Registration Statement.

The Company has granted to certain of the executive officers pursuant to their individual employment agreements piggy-back registration rights with respect to the shares of Common Stock issuable upon exercise of the executive warrants.  These individuals have, however, agreed not to include such shares in the Registration Statement.

The Company granted to the holders of the Lender Warrants (as defined herein) piggy-back registration rights with respect to the shares of Common Stock issuable upon exercise of the Lender Warrants and the share issuable upon exercise of the Lender Warrants will be included in the Registration Statement.

2011 Equity Incentive Plan

As of the Closing Date, the Company assumed the 2011 Equity Incentive Plan (the “Plan”) of Old XCel as approved by Old XCel’s board of directors and stockholders. The purpose of the Plan is to enable the Company to offer its employees, officers, directors, consultants and others whose past, present and/or potential contributions to the Company have been, are or will be important to the success of the Company, an opportunity to acquire a proprietary interest in the Company. A total of 2,500,000 shares of common stock are eligible for issuance under the Plan. The Plan provides for the grant of any or all of the following types of awards: stock options, restricted stock, deferred stock, stock appreciation rights and other stock-based awards. The Plan will be administered by the Board, or, at the Board's discretion, a committee of the Board. On October 17, 2011, the Company issued to the board 250,000 options.   33.33% vest immediately, 33.34% vest on the first anniversary of the grant and the 33.34% vest on the 2nd anniversary of the grant.  On October 21, 2011 the Company issued to employees (non-management) 17,125 stock options and 17,125 restricted stock grants. The employee stock options and restricted stock grants vest 50% on the first anniversary of the grant and 50% vest on the 2nd anniversary of the grant.

Management Warrants

As of the Closing Date, the Company issued to management warrants to purchase 463,750 shares of common stock. The warrants are exercisable in whole or in part, at an exercise price of $5.00 per share (“Exercise Price”).  The warrants consist of (1) immediately exercisable warrants to purchase 363,750 shares of common stock, beginning on the date of issuance and ending of the tenth anniversary of the Closing Date and (2) 100,000 shares issuable upon exercise of warrants subject to 2-year, even vesting from the Closing Date and ending of the tenth anniversary of the Closing Date.  Upon the expiration of the Warrant exercise period, the Warrants will expire and become void and worthless. The stock based compensation recorded for the period September 29, 2011 to December 31, 2011 is $324,000.

Investor Warrants

As part of the Offering, we issued Warrants to purchase 430,500 shares of common stock to investors in the Offering.  The Warrants are exercisable in whole or in part, at an exercise price of $0.01 per share (“Exercise Price”).  The Warrants may be exercised at any time upon the election of the holder, beginning on the date of issuance and ending of the fifth anniversary of the Closing Date.  Upon the expiration of the Warrant exercise period, the Warrants will expire and become void and worthless.

Stock Options

The Black-Scholes option valuation model was developed for use in estimating the fair value of traded options which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility. Because the Company's employee stock options have characteristics significantly different from those of traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate.

The fair value for these options and warrants for all years was estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions:

Expected Volatility	35-42%
Expected Dividend Yield	0%
Expected Life (Term)	3 – 5.75 years
Risk-Free Interest Rate	0.42% - 0.98%

The options that the Company granted under its plans expire at various times, either five, seven or ten years from the date of grant, depending on the particular grant.

Options

		Weighted-Average
	Options	Exercise Price

Outstanding at September 28, 2011	576	$728.77
Granted	267,125	5.00
Canceled	-	-
Exercised	-	-
Expired/Forfeited	-	-
Outstanding at December 31, 2011	267,701	$6.56
Exercisable at December 31, 2011	83,076	$10.02

Compensation expense related to stock option grants for the period from September 29, 2011 to December 31, 2011 was $43,000.

Warrants

		Weighted-Average
	Warrants	Exercise Price

Outstanding at September 28, 2011	1,065	$0.52
Granted	1,268,478	1.88
Canceled	-	-
Exercised	50,000	0.01
Expired/Forfeited	-	-
Outstanding at December 31, 2011	1,219,543	$1.95
Exercisable at December 31, 2011	1,169,543	$1.61

The Company values other warrants issued to non-employees at the commitment date at the fair market value of the instruments issued, a measure which is more readily available than the fair market value of services rendered, using the Black-Scholes model. The fair market value of the instruments issued is expensed over the vesting period. The stock based compensation recorded for the period September 29, 2011 to December 31, 2011 is $324,000.

Restricted Stock

Compensation cost for restricted stock is measured as the excess, if any, of the market price of the Company’s stock at the date the common stock is issued over the amount the employee must pay to acquire the stock (which is generally zero). The compensation cost, net of projected forfeitures, is recognized over the period between the issue date and the date any restrictions lapse, with compensation cost for grants with a graded vesting schedule recognized using the treasury method. The restrictions do not affect voting and dividend rights.

	Restricted Shares	Weighted-Average Exercise Price

Outstanding at September 28, 2011	-	$-
Granted	17,125	3.34
Canceled	-	-
Vested	-	-
Expired/Forfeited	-	-
Outstanding at December 31, 2011	17,125	$3.34

On October 21, 2011, the Company issued to employees (non-management) 17,125 restricted stock grants. The restricted stock granted to employees vests as follows: (i) 50% on the first anniversary of the grant, and (ii) 50% on the 2nd anniversary of the grant. The stock based compensation recorded for the period September 29, 2011 to December 31, 2011 is $5,000.

Shares Available Under the Company’s 2011 Equity Incentive Plan

At December 31, 2011 there were 2,215,750 common shares available for issuance under the Company’s 2011 Equity Incentive Plan.

Shares Reserved for Issuance

At December 31, 2011 there were 3,702,994 common shares reserved for issuance pursuant to warrants, stock options and availability for issuance under the Company’s 2011 Equity Incentive Plan

Dividends

The Company has not paid any dividends to date.